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                         CVO GREATER CHINA FUND, INC.
                       SUPPLEMENT DATED JANUARY 20, 1997
                       TO PROSPECTUS DATED JUNE 21, 1996

     This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Effective January 1, 1997 BISYS Fund Services Limited Partnership, d/b/a BISYS Fund Services ("BISYS") became the successor Administrator and Fund Accounting Agent to Furman Selz LLC. BISYS' principal place of business is 3435 Stelzer Road, Columbus, Ohio 43219. The Company's Distributor remains OFFIT Funds Distributor, Inc., and is an affiliate of BISYS. All services formerly provided to the Company by Furman Selz LLC are now performed by BISYS and all references to Furman Selz LLC in the Prospectus shall refer to BISYS.

                       SUPPLEMENT DATED NOVEMBER 18, 1996
                       TO PROSPECTUS DATED JUNE 21, 1996

     Effective November 16, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Seiz LLC. BISYS' principal place of business is 3435 Stelzer Road, Columbus, Ohio 43219. BISYS will perform the same services as Furman Selz LLC, at the identical fees. All references to Furman Selz LLC as Transfer Agent in the Prospectus shall refer to BISYS. Because of this change the Prospectus is revised as follows:

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING PURCHASE OF SHARES SECTION (PAGES 31-32)

INITIAL INVESTMENT BY WIRE (This Section on page 31 now reads as follows):

     Subject to acceptance by the Fund, shares of the Fund may be purchased by Federal wire. A completed Account Registration Form should be forwarded to the Fund at CVO Greater China Fund, Inc. c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Notification must be given to the Fund at 1-800-618-9510 prior to 4:00 p.m., Eastern Time, of the wire date. Federal funds purchases will be accepted only on a day on which the Fund, the Distributor and Huntington National Bank are all open for business. Funds should be wired through the Federal Reserve Bank of New York as follows:


Huntington National Bank
41 South High Street
Columbus, Ohio
ABA # 044000024
Account # 1899607163
F/B/O CVO Greater China Fund, Inc.
Ref. (Fund Name and Account Number)

INITIAL INVESTMENT BY MAIL (Page 32):

The new Fund mailing address is:

CVO Greater China Fund, Inc.
P.O. Box 182493
Columbus, Ohio 43218-2493


ADDITIONAL INVESTMENTS (The last sentence of this Section on page 32 now reads as follows):

     Notification must be given to the Fund at 1-800-618-9510 prior to 4:00 p.m., Eastern Time, of the wire date.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING REDEMPTION OF SHARES SECTION (PAGES 32-34)

BY MAIL (The first paragraph of this Section on page 33 now reads as follows):

     The Fund will redeem its shares at the net asset value next determined after the request is received in "good order". The net asset values per share of the Fund are determined as of 4:00 p.m., Eastern Time, on each date that the New York Stock Exchange, Inc. (the "NYSE"), and the Fund are open for business. See "Calculation of Net Asset Value" below for details about the valuation of the Fund's shares. Requests should be addressed to CVO Greater China Fund, Inc., P.O. Box 182493, Columbus, Ohio 43218-2493. Requests in "good order" must include the following documentation: (a) the share

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certificates, if issues; (b) a letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered or their duly authorized agents; (c) any required signature guarantees (see "Signature Guarantees" below); and (d) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING SHAREHOLDER SERVICES SECTION (PAGES 34-35)

TRANSFER OF REGISTRATION (This Section on pages 34 and 35 now reads as follows):

     The registration of Fund shares may be transferred by wiring to the Fund at P.O. Box 182493, Columbus, Ohio 43218-2493. As in the case of redemptions, the written request must be received in "good order" as defined above. See "Shareholder Services" in the Statement of Additional Information. Any inquiries regarding the Fund should be addressed to the Fund at P.O. Box 182493, Columbus, Ohio 43218-2493 (1-800-618-9510).